American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2023

Small Cap Value - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Automobile Components — 0.4%
Atmus Filtration Technologies, Inc.(1)	940,000	22,080,600
Banks — 22.3%
Ameris Bancorp	1,540,000	81,697,000
Axos Financial, Inc.(1)	215,000	11,739,000
BankUnited, Inc.	966,361	31,339,087
Columbia Banking System, Inc.	3,245,000	86,576,600
CVB Financial Corp.	3,520,000	71,068,800
First BanCorp	4,600,000	75,670,000
First Interstate BancSystem, Inc., Class A	1,845,000	56,733,750
First Merchants Corp.	684,043	25,364,315
FNB Corp.	9,255,000	127,441,350
Home BancShares, Inc.	4,155,000	105,246,150
Old National Bancorp	8,475,000	143,142,750
Origin Bancorp, Inc.	305,000	10,848,850
Pacific Premier Bancorp, Inc.	2,185,737	63,626,804
Popular, Inc.	360,000	29,545,200
Provident Financial Services, Inc.	1,280,000	23,078,400
SouthState Corp.	1,365,000	115,274,250
UMB Financial Corp.	905,000	75,612,750
Valley National Bancorp	8,825,000	95,839,500
Webster Financial Corp.	1,630,000	82,738,800
		1,312,583,356
Building Products — 1.3%
DIRTT Environmental Solutions(1)	3,909,691	1,356,663
Tecnoglass, Inc.(2)	1,680,000	76,792,800
		78,149,463
Capital Markets — 0.4%
Donnelley Financial Solutions, Inc.(1)	90,000	5,613,300
Patria Investments Ltd., Class A	1,330,000	20,628,300
		26,241,600
Chemicals — 1.5%
Ingevity Corp.(1)	510,000	24,082,200
Minerals Technologies, Inc.	915,000	65,248,650
		89,330,850
Commercial Services and Supplies — 3.4%
Brink's Co.	1,235,000	108,618,250
Deluxe Corp.(3)	2,330,000	49,978,500
Loomis AB	1,150,000	30,613,723
OPENLANE, Inc.(1)	700,000	10,367,000
		199,577,473
Construction and Engineering — 0.2%
Dycom Industries, Inc.(1)	85,000	9,782,650
Containers and Packaging — 3.4%
Graphic Packaging Holding Co.	5,985,000	147,530,250
Pactiv Evergreen, Inc.	3,875,000	53,126,250
		200,656,500
Electric Utilities — 0.5%
ALLETE, Inc.	460,000	28,133,600
Electronic Equipment, Instruments and Components — 4.6%
Avnet, Inc.	2,115,000	106,596,000

Belden, Inc.	385,000	29,741,250
Coherent Corp.(1)	2,585,000	112,525,050
Vontier Corp.	590,000	20,384,500
		269,246,800
Energy Equipment and Services — 2.9%
Cactus, Inc., Class A	1,685,000	76,499,000
ChampionX Corp.	3,175,000	92,741,750
		169,240,750
Financial Services — 6.6%
A-Mark Precious Metals, Inc.(3)	1,455,000	44,013,750
Compass Diversified Holdings(3)	4,540,000	101,923,000
Enact Holdings, Inc.	295,000	8,522,550
Euronet Worldwide, Inc.(1)	864,852	87,773,829
EVERTEC, Inc.	3,280,000	134,283,200
Repay Holdings Corp.(1)	1,505,000	12,852,700
		389,369,029
Gas Utilities — 1.0%
Northwest Natural Holding Co.	255,000	9,929,700
Southwest Gas Holdings, Inc.	795,000	50,363,250
		60,292,950
Health Care Equipment and Supplies — 2.1%
Embecta Corp.	2,095,584	39,669,405
Enovis Corp.(1)	900,000	50,418,000
Envista Holdings Corp.(1)	1,375,000	33,082,500
		123,169,905
Health Care Providers and Services — 0.3%
AMN Healthcare Services, Inc.(1)	240,000	17,971,200
Health Care REITs — 1.1%
CareTrust REIT, Inc.	2,780,000	62,216,400
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	655,000	72,089,300
Hotels, Restaurants and Leisure — 3.1%
Accel Entertainment, Inc.(1)	2,865,000	29,423,550
Boyd Gaming Corp.	530,000	33,183,300
Dave & Buster's Entertainment, Inc.(1)	1,185,000	63,812,250
Everi Holdings, Inc.(1)	3,450,000	38,881,500
Planet Fitness, Inc., Class A(1)	85,000	6,205,000
Red Robin Gourmet Burgers, Inc.(1)(2)	645,000	8,043,150
		179,548,750
Household Durables — 2.9%
Cavco Industries, Inc.(1)	85,000	29,462,700
Skyline Champion Corp.(1)	1,590,000	118,073,400
Vizio Holding Corp., Class A(1)	2,750,000	21,175,000
		168,711,100
Household Products — 1.6%
Spectrum Brands Holdings, Inc.	1,205,000	96,122,850
Industrial REITs — 1.2%
Terreno Realty Corp.	1,165,000	73,010,550
Insurance — 2.6%
Axis Capital Holdings Ltd.	1,955,000	108,248,350
Fidelis Insurance Holdings Ltd.(1)	1,965,000	24,896,550
Hamilton Insurance Group Ltd., Class B(1)	1,230,000	18,388,500
		151,533,400
Leisure Products — 3.4%
Brunswick Corp.	1,305,000	126,258,750

Malibu Boats, Inc., Class A(1)	950,000	52,079,000
Solo Brands, Inc., Class A(1)	3,515,000	21,652,400
		199,990,150
Machinery — 4.7%
Gates Industrial Corp. PLC(1)	6,669,062	89,498,812
Hillman Solutions Corp.(1)	6,055,000	55,766,550
Luxfer Holdings PLC	498,496	4,456,554
Timken Co.	1,555,000	124,633,250
		274,355,166
Media — 2.1%
Cable One, Inc.	150,000	83,488,500
Entravision Communications Corp., Class A(3)	7,955,000	33,172,350
Townsquare Media, Inc., Class A	670,000	7,075,200
		123,736,050
Oil, Gas and Consumable Fuels — 5.1%
Chord Energy Corp.	460,000	76,465,800
Mach Natural Resources LP(1)	1,233,729	20,344,191
Magnolia Oil & Gas Corp., Class A	4,160,000	88,566,400
Northern Oil & Gas, Inc.	2,085,000	77,290,950
Permian Resources Corp.	2,660,000	36,176,000
		298,843,341
Personal Care Products — 1.6%
Edgewell Personal Care Co.	2,485,000	91,025,550
Professional Services — 3.6%
Barrett Business Services, Inc.	145,000	16,791,000
IBEX Holdings Ltd.(1)(3)	940,000	17,869,400
Korn Ferry	1,515,000	89,915,250
NV5 Global, Inc.(1)	285,000	31,669,200
Science Applications International Corp.	240,000	29,836,800
Verra Mobility Corp.(1)	1,190,000	27,405,700
		213,487,350
Residential REITs — 0.6%
UMH Properties, Inc.	2,300,000	35,236,000
Retail REITs — 0.2%
Kite Realty Group Trust	495,000	11,315,700
Semiconductors and Semiconductor Equipment — 2.4%
Cohu, Inc.(1)	830,000	29,373,700
Kulicke & Soffa Industries, Inc.	1,680,000	91,929,600
MKS Instruments, Inc.	170,000	17,487,900
		138,791,200
Software — 1.8%
Teradata Corp.(1)	2,400,000	104,424,000
Specialty Retail — 2.6%
MarineMax, Inc.(1)(3)	1,680,000	65,352,000
OneWater Marine, Inc., Class A(1)(3)	1,413,840	47,773,654
Penske Automotive Group, Inc.	255,000	40,930,050
		154,055,704
Textiles, Apparel and Luxury Goods — 2.2%
Tapestry, Inc.	3,485,000	128,282,850
Tobacco — 0.3%
Turning Point Brands, Inc.	765,928	20,159,225
Trading Companies and Distributors — 4.0%
Beacon Roofing Supply, Inc.(1)	1,005,000	87,455,100
DXP Enterprises, Inc.(1)	556,656	18,759,307
GMS, Inc.(1)	1,215,000	100,152,450

Karat Packaging, Inc.	240,000	5,964,000
Titan Machinery, Inc.(1)	720,000	20,793,600
		233,124,457
TOTAL COMMON STOCKS (Cost $4,761,709,170)		5,825,885,819
RIGHTS†
Building Products†
DIRTT Environmental Solutions(1) (Cost $1,401,481)	3,909,691	261,949
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,831,549	1,831,549
State Street Navigator Securities Lending Government Money Market Portfolio(4)	325,809	325,809
		2,157,358
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $4,660,950), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $4,567,883)		4,565,195
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $55,865,475), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $54,802,314)		54,770,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 1.125% - 2.50%, 3/31/27 - 11/30/28, valued at $4,673,338), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $4,581,697)		4,579,000
		63,914,195
TOTAL SHORT-TERM INVESTMENTS (Cost $66,071,553)		66,071,553
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $4,829,182,204)		5,892,219,321
OTHER ASSETS AND LIABILITIES — (0.3)%		(18,885,081)
TOTAL NET ASSETS — 100.0%		$5,873,334,240

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	12,707,500	USD	1,271,785	UBS AG	3/28/24	$(7,678)
USD	27,676,987	SEK	281,129,000	UBS AG	3/28/24	(288,954)
						$(296,632)

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $318,625. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $325,809.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,795,272,096	$30,613,723	—
Rights	261,949	—	—
Short-Term Investments	2,157,358	63,914,195	—
	$5,797,691,403	$94,527,918	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$296,632	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.	$46,604	$8,123	$4,973	$(5,740)	$44,014	1,455	$507	$2,034
Compass Diversified Holdings	88,722	—	2,953	16,154	101,923	4,540	(625)	3,466
Deluxe Corp.	36,585	2,313	3,541	14,622	49,979	2,330	(1,979)	2,044
DXP Enterprises, Inc.(1)	23,703	4,112	9,672	616	(1)	(1)	6,311	—
Entravision Communications Corp., Class A	46,808	1,262	235	(14,663)	33,172	7,955	(16)	1,193
EVERTEC, Inc.(1)	111,375	4,248	5,496	24,156	—(1)	—(1)	(589)	483
IBEX Holdings Ltd.	17,812	4,688	1,232	(3,399)	17,869	940	(184)	—
MarineMax, Inc.(2)	49,594	2,052	5,581	19,287	65,352	1,680	(1,442)	—
OneWater Marine, Inc., Class A(2)	40,277	—	1,274	8,771	47,774	1,414	(542)	—
	$461,480	$26,798	$34,957	$59,804	$360,083	20,314	$1,441	$9,220
(1)Company was not an affiliate at December 31, 2023.
(2)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.